NEWBUILDINGS - Movement in Newbuilding Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement In Newbuilding Balance [Roll Forward]
New building installments, beginning balance	$ 180,562	$ 338,614
Installments and newbuilding supervision fees paid	152,501	265,083
Interest capitalized	0	2,258
Transfers to Vessels and Equipment	(227,336)	(425,393)
New building installments, ending balance	$ 105,727	$ 180,562